Related-Party Balances and Transactions (Details) ¥ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 22, 2023 CNY (¥)
Related-party Balances and Transactions [Line Items]
Account receivable		¥ 37,601		¥ 1,323,032
Selling expense			¥ 1,243
Equity interests percentage						15.41%
Cash						¥ 10,463
Puyi Enterprise Management Consulting Co., Ltd [Member]
Related-party Balances and Transactions [Line Items]
Other revenues derived from the provided service	¥ 3,704	14,651	10,864
Account receivable			¥ 2,895
Related Party [Member]
Related-party Balances and Transactions [Line Items]
Due to related payable		¥ 292
AIX [Member]
Related-party Balances and Transactions [Line Items]
Repurchase equity interests percentage						4.46%
Fanhua Puyi Fund Sales Co., Ltd. [Member]
Related-party Balances and Transactions [Line Items]
Subsidiary rate						4.46%